Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Entities included in the consolidation

The accompanying consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2024	2023	2022
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Afros Maritime Inc.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Agistri Shipping Limited	Operating Subsidiary	Malta	1/01–12/31	1/01–12/31	1/01–12/31
Agron Navigation Company(3)	Navios Azalea	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alatas Shipping Corporation(9)	TBN XX	Marshall Is.	5/20–12/31	—	—
Aldebaran Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alegria Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alimia Shipping Corporation(10)	TBN XVI	Marshall Is.	5/30–12/31	—	—
Alkmene Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amaryllis Shipping Inc.(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ambracia Navigation Company(3)	Navios Primavera	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amindra Navigation Co.	Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ammos Shipping Corp.(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amorgos Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Anafi Shipping Corporation	Navios Sky	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Andromeda Shiptrade Limited(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Andros Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Anthimar Marine Inc.	Navios Amarillo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antikithira Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antiparos Shipping Corporation	Nave Atria	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antipaxos Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antipsara Shipping Corporation	Nave Velocity	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Aramis Navigation Inc.	Navios Azimuth	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Arkoi Shipping Corporation(1)	Navios Coral	Marshall Is.	3/14–12/31	—	—
Artala Shipping Co.(2)	Navios Sakura	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Asteroid Shipping S.A.	Navios Herakles I	Marshall Is.	1/01–12/31	1/01–12/31	7/29–12/31
Astrovalos Shipping Corporation(1)	Nave Cosmos	Marshall Is.	1/01–12/31	1/01–12/31	4/26–12/31

Astypalaia Shipping Corporation(1)	Navios Amber	Marshall Is.	3/14–12/31	—	—
Atokos Shipping Corporation(2)	Navios Horizon I	Marshall Is.	1/01–12/31	7/18–12/31	—
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Azalea Shipping Inc.	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Balder Maritime Ltd	Navios Koyo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bato Marine Corp.(3)	Navios Armonia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bertyl Ventures Co.	Navios Azure	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bole Shipping Corporation	Spectrum N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Brandeis Shipping Corporation	Ete N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Buff Shipping Corporation	Fleur N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Calliope Shipping Corporation(1)	Zim Condor	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Camelia Shipping Inc.(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cavalli Navigation Inc.(18)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cavos Navigation Co.	Navios Libra	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Chalki Shipping Corporation(9)	TBN VI	Marshall Is.	1/01–12/31	5/31–12/31	—
Chernava Marine Corp.	Navios Bahamas	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Citrine Shipping Corporation(12)	Former Vessel-Owning Company	Marshall Is.	—	1/01–2/21	1/01–12/31
Clan Navigation Limited	Navios Devotion	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cloud Atlas Marine S.A.	Navios Uranus	Marshall Is.	1/01–12/31	1/01–12/31	7/29–12/31
Coasters Ventures Ltd	Navios Christine B	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Corsair Shipping Ltd.(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Crayon Shipping Ltd	Navios Miami	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Crete Shipping Corporation	Nave Cetus	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Cronus Shipping Corporation(14)	Protostar N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Customized Development S.A.(19)	Navios Fulvia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cyrus Investments Corp.	Baghdad	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Delos Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Despotiko Shipping Corporation(1)	Nave Polaris	Marshall Is.	1/01–12/31	9/05–12/31	—
Dione Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Dionysus Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Doxa International Corp.	Nave Electron	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ducale Marine Inc.	Navios Etoile	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Dune Shipping Corp.(12)	Former Vessel-Owning Company	Marshall Is.	—	1/01–2/21	1/01–12/31
Ebba Navigation Limited	Navios Destiny	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Elafonisos Shipping Corporation(8)	TBN II	Marshall Is.	1/01–12/31	1/01–12/31	10/19–12/31
Emery Shipping Corporation	Navios Gem	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Enplo Shipping Limited	Navios Verde	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Erato Shipmanagement Corporation(1)	Zim Pelican	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ereikousa Shipping Corporation(9)	TBN XI	Marshall Is.	1/01–12/31	5/24–12/31	—
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Euterpe Shipping Corporation(1)	Hawk I (ex Zim Hawk)	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Evian Shiptrade Ltd	Matson Lanai	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fairy Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Faith Marine Ltd.(19)	Navios Altamira	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Fandango Shipping Corporation	Unity N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Felicity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Flavescent Shipping Corporation	Odysseus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Folegandros Shipping Corporation	Nave Andromeda	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Galaxy Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Galera Management Company(2)	Navios Amethyst	Marshall Is.	1/01–12/31	1/01–12/31	6/24–12/31
Galileo Shipping Corporation(14)	Navios Galileo	Marshall Is.	9/17–12/31	—	—
Gatsby Maritime Company(9)	TBN IV	Marshall Is.	1/01–12/31	1/03–12/31	—
Gavdos Shipping Corporation(1)	Nave Photon	Marshall Is.	1/01–12/31	1/01–12/31	4/26–12/31
Gemini Shipping Corporation(12)	Former Vessel-Owning Company	Marshall Is.	—	1/01–2/07	1/01–12/31
Goddess Shiptrade Inc.(3)	Navios Astra	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Goldie Services Company(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Golem Navigation Limited	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Happiness Shipping Corporation	Navios Happiness	Marshall Is.	9/17–12/31	—	—
Highbird Management Inc.	Navios Celestial	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Hyperion Enterprises Inc.(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ikaria Shipping Corporation	Nave Aquila	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Iliada Shipping S.A.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ios Marine Corporation(20)	Nave Cielo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Iraklia Shipping Corporation	Bougainville	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Iris Shipping Corporation	N Amalthia	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Isolde Shipping Inc.	Navios Indigo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ithaki Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	4/26–12/31
Jasmer Shipholding Ltd	Navios Nerine	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Jasmine Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
JTC Shipping and Trading Ltd(13)	Operating Company	Malta	1/01–12/31	1/01–12/31	1/01–12/31
Karpathos Shipping Corporation(7)	HMM Ocean	Marshall Is.	1/01–12/31	1/01–12/31	6/22–12/31
Kastelorizo Shipping Corporation(8)	TBN I	Marshall Is.	1/01–12/31	1/01–12/31	10/19–12/31
Kastos Shipping Corporation(9)	TBN XII	Marshall Is.	1/01–12/31	5/24–12/31	—
Kerkyra Shipping Corporation	Nave Galactic	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Keros Shipping Corporation(9)	TBN XIX	Marshall Is.	5/20–12/31	—	—
Kimolos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kinaros Shipping Corporation(1)	Navios Citrine	Marshall Is.	3/14–12/31	—	—
Kithira Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Kleio Shipping Corporation(1)	Zim Seagull	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kos Shipping Corporation	Nave Bellatrix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Koufonisi Shipping Corporation(2)	Navios Felix	Marshall Is.	1/01–12/31	1/01–12/31	11/11–12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Lavender Shipping Corporation	Navios Ray	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Lefkada Shipping Corporation	Nave Buena Suerte	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Leros Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Letil Navigation Ltd	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Leto Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Levitha Shipping Corporation(10)	TBN XV	Marshall Is.	5/30–12/31	—	—
Libra Shipping Enterprises Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Limestone Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Limnos Shipping Corporation	Nave Pyxis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Makri Shipping Corporation(1)	Navios Utmost	Marshall Is.	1/01–12/31	9/05–12/31	—
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mandora Shipping Ltd	Navios Centaurus	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mathraki Shipping Corporation(9)	TBN X	Marshall Is.	1/01–12/31	7/18–12/31	—
Meganisi Shipping Corporation(1)	Navios Unite	Marshall Is.	1/01–12/31	9/05–12/31	—
Melpomene Shipping Corporation(2)	Sparrow	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mesta Shipping Corporation(10)	TBN XXII	Marshall Is.	8/26–12/31	—	—
Micaela Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Migen Shipmanagement Ltd	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Moonstone Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Morganite Shipping Corporation(2)	Navios Meridian	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Morven Chartering Inc.	Navios Verano	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Muses Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mytilene Shipping Corporation	Nave Orion	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
NAV Holdings Limited	Sub-Holding Company	Malta	1/01–12/31	1/01–12/31	9/08–12/31
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Acquisition Finance (US) Inc.(15)	Co-Issuer of Ship Mortgage Notes	Delaware	1/01–10/07	1/01–12/31	1/01–12/31
Navios International Inc.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	7/29–12/31
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Containers Sub LP	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Midstream Partners Finance (US) Inc.(15)	Sub-Holding Company	Delaware	1/01–10/07	1/01–12/31	1/01–12/31
Navios Maritime Midstream Partners GP LLC	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Operating L.L.C.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Europe Finance Inc.	Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Finance (US) Inc.(15)	Co-Borrower	Delaware	1/01–10/07	1/01–12/31	1/01–12/31
Nefeli Navigation S.A.	Navios Unison	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Nisyros Shipping Corporation(7)	Nave Neutrino	Marshall Is.	1/01–12/31	9/05–12/31	—
Nostos Shipmanagement Corp.	Navios Bonavis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Oceanus Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Olivia Enterprises Corp.	Erbil	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Olympia II Navigation Limited	Navios Domino	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Opal Shipping Corporation	Rainbow N	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Orbiter Shipping Corp.(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Othonoi Shipping Corporation(9)	TBN IX	Marshall Is.	1/01–12/31	7/18–12/31	—
Palermo Shipping S.A.(12)	Former Vessel-Owning Company	Marshall Is.	—	1/01–2/07	1/01–12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Patmos Shipping Corporation(7)	HMM Sky	Marshall Is.	1/01–12/31	1/01–12/31	6/22–12/31

Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Peran Maritime Inc.	Zim Baltimore	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perigiali Navigation Limited(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perivoia Shipmanagement Co.	Navios Amitie	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Persephone Shipping Corporation	Hector N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Pharos Navigation S.A.	Navios Phoenix	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Pingel Navigation Limited	Matson Oahu (ex 'Navios Delight)	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pleione Management Limited	Navios Star	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Polyaigos Shipping Corporation(10)	TBN VII	Marshall Is.	1/01–12/31	7/04–12/31	—
Polymnia Shipping Corporation(1)	Zim Albatross	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Poros Marine Shipping Corporation(10)	TBN XVII	Marshall Is.	6/20–12/31	—	—
Prometheus Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Prosperity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Proteus Shiptrade S.A.	Carmel I	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pserimos Shipping Corporation(9)	TBN V	Marshall Is.	1/01–12/31	5/31–12/31	—
Pueblo Holdings Ltd	Navios Lumen	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Pyrgi Shipping Corporation(9)	TBN XXI	Marshall Is.	8/26–12/31	—	—
Red Rose Shipping Corp.	Navios Bonheur	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Rhea Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rhodes Shipping Corporation	Nave Cassiopeia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rider Shipmanagement Inc.	Navios Felicity I	Marshall Is.	1/01–12/31	1/01–12/31	7/29–12/31
Rineia Shipping Corporation(11)	TBN XVIII	Marshall Is.	6/20–12/31	—	—
Rodman Maritime Corp.(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rondine Management Corp.	Navios Victory	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Roselite Shipping Corporation	Navios Corali	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rumer Holding Ltd.	Navios Antares	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Sagittarius Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Samos Shipping Corporation	Nave Synergy	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Samothrace Shipping Corporation	Nave Pulsar	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Santorini Shipping Corporation(10)	TBN XIII	Marshall Is.	2/20–12/31	—	—
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Serifos Shipping Corporation	Nave Estella	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Seymour Trading Limited	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Shikhar Ventures S.A.(17)	Navios Stellar	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Shinyo Dream Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Kieran Limited(21)	Nave Universe	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Ocean Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Saowalak Limited(21)	Nave Constellation	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sifnos Shipping Corporation	Nave Titan	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Silvanus Marine Company	Navios Summer	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Skiathos Shipping Corporation	Nave Capella	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Skopelos Shipping Corporation(20)	Nave Ariadne	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Skyros Shipping Corporation	Nave Sextans	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Solange Shipping Ltd.	Navios Avior	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Spetses Marine Shipping Corporation(1)	Navios Venus	Marshall Is.	6/26–12/31	—	—
Sui An Navigation Limited	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sunstone Shipping Corporation	Copernicus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Syros Shipping Corporation	Nave Alderamin	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Talia Shiptrade S.A.	Navios Magellan II	Marshall Is.	1/01–12/31	1/01–12/31	7/29–12/31
Tarak Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	4/26–12/31
Taurus Marine Corporation(4)	Former Vessel-Owning Company	Marshall Is.	9/26–12/31	—	—
Terpsichore Shipping Corporation(1)	Zim Falcon	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Teuta Maritime S.A.(2)	Navios Altair	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thalassa Marine S.A.	Navios Galaxy II	Marshall Is.	1/01–12/31	1/01–12/31	7/29-12/31

Thalia Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thasos Shipping Corporation	Nave Equinox	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thera Shipping Corporation	Nave Atropos	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Theros Ventures Limited	Navios Lapis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thetida Marine Co.	Navios Magnolia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thirasia Shipping Corporation(10)	TBN XIV	Marshall Is.	2/20–12/31	—	—
Tilos Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Tinos Shipping Corporation	Nave Rigel	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Trikeri Shipping Corporation(10)	TBN VIII	Marshall Is.	1/01–12/31	7/04–12/31	—
Tzia Shipping Corporation(3)	Nave Celeste	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Urania Shipping Corporation(1)	Zim Eagle	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Vatselo Enterprises Corp.(3)	Navios Alegria	Marshall Is.	1/01–12/31	1/01–12/31	6/24–12/31
Vega Shipping Corporation	Navios Vega	Marshall Is.	9/17–12/31	—	—
Veja Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Velour Management Corp.	Navios Vermilion	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Venetiko Shipping Corporation(1)	Navios Dolphin	Marshall Is.	3/14–12/31	—	—
Vernazza Shiptrade Inc.	Navios Canary	Marshall Is.	1/01–12/31	1/01–12/31	9/08–12/31
Vinetree Marine Company	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Vythos Marine Corp.	Navios Constellation	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Wenge Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
White Narcissus Marine S.A.(14), (16)	Navios Asteriks	Marshall Is.	1/01–12/31	1/01–12/31	9/08-12/31
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ziggy Shipping Limited (8)	TBN III	Marshall Is.	1/01–12/31	1/03–12/31	—
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

(1) The vessel was delivered/ acquired in 2024.

(2) The vessel was delivered/ acquired in 2023.

(3) The vessel was delivered/ acquired in 2022.

(4) The vessel was sold in 2024.

(5) The vessel was sold in 2023.

(6) The vessel was sold in 2022.

(7) The vessel was delivered/ acquired in 2025.

(8) Expected to be delivered in 2025.

(9) Expected to be delivered in 2026.

(10) Expected to be delivered in 2027.

(11) Expected to be delivered in 2028.

(12) The company was dissolved in 2023.

(13) Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(14) The vessel is agreed to be sold in 2025.

(15) The company was dissolved in 2024.

(16) The entity was redomiciled from Panama to the Marshall Islands on November 5, 2024.

(17) The entity was redomiciled from Liberia to the Marshall Islands on November 6, 2024.

(18) The entity was redomiciled from Liberia to the Marshall Islands on November 8, 2024.

(19) The entity was redomiciled from Liberia to the Marshall Islands on November 12, 2024.

(20) The entity was redomiciled from Cayman Islands to the Marshall Islands on November 18, 2024.

(21) The entity was redomiciled from British Virgin Islands to the Marshall Islands on November 22, 2024.